Securities - Summary of Securities (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Securities measured and designated at FVOCI	$ 76,693	$ 61,331
Securities measured at amortized cost	71,610	67,294
Securities mandatorily measured and designated at FVTPL	106,042	82,723
Total financial securities	$ 254,345	$ 211,348	[1]

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.